Provision for Early Retirement Benefits - Details of Provision for Early Retirement Benefits in Respect of Obligations to Early Retired Employees (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions [abstract]
Beginning balance	¥ 13	¥ 25
Provision for the year (Note 14)	1	3
Financial cost (Note 16)	1	1	¥ 2
Payments made during the year	(8)	(16)
Ending balance	7	13	¥ 25
Less: current portion	(4)	(7)
Total	¥ 3	¥ 6